Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

(a)	Basis of presentation and principle of consolidation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").  The consolidated financial statements include the financial statements of the Company, and its wholly-owned subsidiaries.  All intercompany accounts, transactions, and profits have been eliminated upon consolidation.

Use of estimates

(b)	Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Segment reporting

(c)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the "CODM"), which is comprised of certain members of the Company's management team. Historically, the Company had one single operating and reportable segment, namely the manufacturing and sales of organic compounds segment. During the year ended June 30, 2019, the Company controlled Hunan MYT through a series VIE agreements and evaluated how the CODM manages the businesses of the Company to maximize efficiency in allocating resources and assessing performance. Consequently, the Company had two operating and reportable segments.

However, due to changes in our organizational structure associated with the manufacturing and sales of organic compounds segment as a discontinued operation (Note 2(u)), management has determined that the Company now operates in one operating segment with one reporting segment. The accounting policies of our one reportable segment are the same as those described in this Note 2.

Foreign currency translation

(d)	Foreign currency translation

The Company's financial statements are presented in the U.S. dollar ($), which is the Company's reporting currency and functional currency. The Company's subsidiaries in the PRC use Renminbi ("RMB") as their functional currencies. Transactions in foreign currencies are initially recorded at the functional currency rate ruling at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the consolidated statements of income. Monetary assets and liabilities denominated in foreign currency are translated at the functional currency rate of exchange ruling at the balance sheet date. Any differences are taken to profit or loss as a gain or loss on foreign currency translation in the statements of income.

In accordance with ASC 830, Foreign Currency Matters, the Company translated the assets and liabilities into U.S. dollar using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation are recorded in shareholders' equity as part of accumulated other comprehensive income.

Fair value measurement

(e)	Fair value measurement

The Company has adopted ASC Topic 820, Fair Value Measurement and Disclosure, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	–	Quoted prices in active markets for identical assets or liabilities.
Level 2	–	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	–	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement. As of June 30, 2019, the carrying value of financial items of the Company including cash and cash equivalents, trade receivables, other receivables, trade payables and other payables approximate their fair values due to their short-term nature and are classified within Level 1 of the fair value hierarchy.

Short-term investments are held to their maturities and are carried at cost, which approximates fair value.

The inputs used to measure the estimated fair value of warrants are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of warrant liabilities is discussed in Note 12.

As of June 30, 2019, the Company's warrant liabilities was comprised of private placement warrants relating to a private placement closed on November 21, 2017 ("private placement warrants"), warrants related to a registered direct offering closed on May 24, 2019 ("registered direct offering warrants"), and the warrants issued to the agent for the registered direct offering ("placement agent warrants") (Note 12), at the fair value of $204,325, $1,091,080, and $137,243, respectively.

Cash and cash equivalents

(f)	Cash and cash equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use the Company maintained accounts at banks.

Short-term investments

(g)	Short-term investments

Short-term investments consist primarily of investments in financial products with variable return rate and maturities between three months and one year. Short-term investments are held to their maturities and are carried at cost, which approximates fair value.

Trade receivables

(h)	Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and recorded based on management's assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Company considered the amounts of receivables in dispute and believes an allowance for these receivables were not necessary as at June 30, 2019 and 2018.

Inventories

(i)	Inventories

Inventories are carried at the lower of cost and net realizable value, as determined using the weighted average cost method. Management compares the cost of inventories with the net realizable value and if applicable, an allowance is made for writing down the inventory to its net realizable value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories which equals the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or net realizable value, it is not marked up subsequently based on changes in underlying facts and circumstances.

Property and equipment

(j)	Property and equipment

Property, plant and equipment are recorded at cost. The cost of an item of property and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating the manner intended by management. Significant additions or improvements extending useful lives of assets are capitalized. Maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method with residual value rate of 5% over the estimated useful lives as follows:

Electronic equipment	5 years
Office equipment	5 – 10 years
Vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations.

Intangible assets

(k)	Intangible assets

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method with residual value rate of 5% based on their estimated useful lives as follows:

Trademark	10 years

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Impairment of long-lived assets

(l)	Impairment of long-lived assets

The Company reviews long-lived assets for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Long-lived assets are reviewed for recoverability at the lowest level in which there are identifiable cash flows, usually at the store level. The carrying amount of a long-lived asset is not considered recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset. If the asset is determined not to be recoverable, then it is considered to be impaired and the impairment to be recognized is the amount by which the carrying amount of the asset exceeds the fair value of the asset, determined using discounted cash flow valuation techniques, as defined in ASC 360, Property, Plant, and Equipment.

The Company determined the sum of the undiscounted cash flows expected to result from the use of the asset by projecting future revenue and operating expense for each store under consideration for impairment. The estimates of future cash flows involve management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management's estimates due to changes in business conditions, operating performance and economic conditions. The Company's evaluation resulted in no long-lived asset impairment charges during the years ended June 30, 2019, 2018 and 2017.

Revenue recognition

(m)	Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers ("ASC 606") beginning on July 1, 2018 using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity's contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 606 and therefore there was no material changes to the Company's consolidated financial statements upon adoption of ASC 606.

In according with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those services.

During the year ended June 30, 2019, the Company generated revenues primarily from sales of tea products, beverages and light meals in its eight tea shop chains.

Sales of tea products, beverages and light meals

Customers place order and pay for tea products, beverage drinks and light meals in the Company's tea shop chains. Revenues are recognized at the point of delivery to customers. Customers that purchase prepaid cards are issued additional points for free at the time of purchase. Cash received from the sales of prepaid vouchers are recognized as unearned income. Consideration collected for prepaid cards is equally allocated to each point as an element, including the points issued for free, to determine the transaction price for each point. The allocated transaction price are recognized as revenues upon the redemption of the points for purchases.

Advertising expenses

(n)	Advertising expenses

Advertising expenses are expensed as incurred for promoting the brand names of the Company's tea shop chains. The advertising expenses were $16,725, $nil and $nil for the years ended June 30, 2019, 2018 and 2017, respectively.

Income taxes

(o)	Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forward. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of June 30, 2019 and 2018. As of June 30, 2019, income tax returns for the tax year ended December 31, 2018 remain open for statutory examination by PRC tax authorities.

Income (loss) per share

(p)	Income (loss) per share

Basic income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is the same as basic income (loss) per share due to the lack of dilutive items in the Company for the years ended June 30, 2019, 2018 and 2017, respectively. The number of warrants is omitted excluded from the computation as the anti-dilutive effect.

Comprehensive income (loss)

(q)	Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and other comprehensive foreign currency adjustments income. Comprehensive income (loss) is reported in the consolidated statements of operations and comprehensive income (loss).

Accumulated other comprehensive (loss) income, as presented on the consolidated balance sheets are the cumulative foreign currency translation adjustments.

Commitments and contingencies

(r)	Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450 Subtopic 20, "Loss Contingencies", the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Share-based payments

(s)	Share-based payments

Share-based awards granted to the Company's employees and non-employees are measured at fair value on grant date and measurement date, respectively, and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the equity value of the Company, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

Leases

(t)	Leases

The Company accounts for its leases under the provisions of ASC 840, Leases. Certain of the Company's operating leases provide for minimum annual payments that change over the life of the lease. The aggregate minimum annual payments are expensed on the straight-line basis over the minimum lease term. The Company recognizes a deferred rent liability for minimum step rents when the amount of rent expense exceeds the actual lease payments and it reduces the deferred rent liability when the actual lease payments exceeds the amount of straight-line rent expense. Rent holidays and tenant improvement allowances for store remodels are amortized on the straight-line basis over the initial term of the lease and any option period that is reasonably assured of being exercised.

Discontinued operation

(u)	Discontinued operation

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

The Company disposed of its manufacturing and sales of organic compounds segment in April 2019, which met all the conditions required in order to be classified as a discontinued operation (Note 1). Accordingly, the operating results of the manufacturing and sales of organic compounds segment are reported as a gain from discontinued operations in the accompanying consolidated financial statements for all periods presented. In addition, the assets and liabilities related to the manufacturing and sales of organic compounds segment are reported as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets at June 30, 2018. For additional information, see Note 4, "Disposal of ELITE".

Asset acquisition

(v)	Asset acquisition

The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. Goodwill is not recognized in asset acquisitions. In an asset acquisition, the cost allocated to transfer costs of ownership of tea shops is charged to general and administrative expenses at the acquisition date.

Recently announced accounting standards

(w)	Recently announced accounting standards

In April 2019, the FASB issued ASU 2019-04 "Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments." Apart from the amendments to ASU 2016-13 as mentioned below, the ASU also included subsequent amendments to ASU 2016-01, which we adopted in January 1, 2018. The guidance in relation to the amendments to ASU 2016-01 is effective for us for the year ending December 31, 2020 and interim reporting periods during the year ending December 31, 2020. Early adoption is permitted. Management is evaluating the effect, if any, on the Company's consolidated financial statements.

In December 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors. The amendments clarify or simplify certain narrow aspects of ASC 842 for lessors. Specifically: 1) The amendments provide an accounting policy election whereby lessors may choose not to evaluate whether certain sales taxes and other similar taxes are lessor costs or lessee costs. Instead, lessors making the election will account for those costs as if they are lessee costs, i.e., through the balance sheet instead of the income statement. 2) Lessors will exclude from variable payments, and therefore revenue, lessor costs paid by lessees directly to third parties. Conversely, lessors will include in variable payments, and therefore revenue, such costs that are paid by the lessor and reimbursed by the lessee, and 3) Regarding contracts with lease and nonlease components, lessors will allocate certain variable payments to the lease and nonlease components when the changes in facts and circumstances on which the variable payment is based occur. The amount of variable payments allocated to the lease components will be recognized in profit or loss, while the amount of variable payments allocated to nonlease components will be recognized in accordance with other GAAP. If an entity has not yet adopted the new leases standard, it must adopt ASU 2018-20 concurrently with the leases standard. If an entity has previously adopted the new leases standard, specific transition requirements apply. Management is evaluating the effect, if any, on the Company's consolidated financial statements.

In October 2018, the FASB issued ASU2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. ASU 2018-17 expands the accounting alternative that allows private companies the election not to apply the variable interest entity guidance to qualifying common control leasing arrangements. ASU 2018-17 broadens the scope of the private company alternative to include all common control arrangements that meet specific criteria (not just leasing arrangements). ASU 2018-17 also eliminates the requirement that entities consider indirect interests held through related parties under common control in their entirety when assessing whether a decision-making fee is a variable interest. Instead, the reporting entity will consider such indirect interests on a proportionate basis. The amendments are effective for public business entities for fiscal years ending after December 15, 2019. Early adoption is permitted. The Company is currently assessing the timing and impact of adopting the updated provisions to its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement - Disclosure Framework (Topic 820). The updated guidance improves the disclosure requirements on fair value measurements. The updated guidance if effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for any removed or modified disclosures. The Company is currently assessing the timing and impact of adopting the updated provisions to its consolidated financial statements.